Exploration and evaluation assets	12 Months Ended
Dec. 31, 2020
Exploration and evaluation assets
Exploration and evaluation assets

5. Exploration and evaluation assets

The following table reconciles the change in Vermilion’s exploration and evaluation assets:

	2020	2019
Balance at January 1	286,149	303,295
Acquisitions	1,380	—
Additions	14,721	36,487
Changes in asset retirement obligations	(500)	36
Transfers to capital assets	—	(27,918)
Depreciation	(54,838)	(18,689)
Foreign exchange	7,182	(7,062)
Balance at December 31	254,094	286,149

Cost	395,615	371,632
Accumulated depreciation	(141,521)	(85,483)
Carrying amount at December 31	254,094	286,149